SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

The Company’s recurring fair value measurements at June 30, 2021 are as follows (as Restated):

	Fair Value as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative liability (Note 10)	$15,876	$-	$-	$15,876

SCHEDULE OF NET INCOME LOSS PER SHARE
	June 30,
	2021	2020
Common stock warrants	45,690,488	22,000,000
Common stock units	384,000	-
Common stock options	417,088	925,589
Total	46,491,576	22,925,589